Related Party Transactions (Details) (KRW) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 24, 2008	Apr. 01, 2008
Related Party Transactions
Sales to related parties	11,441	18,562	30,061
Purchases from related parties	599	1,212	3,312
Amounts due from related parties	1,365	1,773	2,657
Amounts due to related parties	5,111	5,756	6,699
Description of business
Revenue from related parties	11,441	18,562	30,061
Due from related parties	1,365	1,773	2,657
GungHo Online Entertainment Incorporated
Description of business
Majority ownership interest in Gravity acquired during the period (as a percent)	59.31%			6.92%	52.39%
Ingamba LLC
Related Party Transactions
Sales to related parties			138
Description of business
Revenue from related parties			138
Gravity EU SAS
Related Party Transactions
Sales to related parties	237
Description of business
Revenue from related parties	237